TRANSITION PERIOD COMPARATIVE DATA (Details) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating Data:
Sales and marketing	$ 187,265		$ 0		$ 269,463		$ 0
Research and development	813,773	$ 343,742	768,301	$ 435,671	1,231,563		1,378,123		$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
Professional and consulting fees				261,350
General and administrative	577,853	1,438,553	372,342	167,747	1,881,467		874,443		1,192,244	3,676,125	2,666,669	1,621,341
Depreciation	23,950	14,387	15,478	10,412	33,753		32,480		34,036	63,454	59,479	44,448
Share-based compensation expense	204,842	158,244	26,724	371,637	424,090		1,324,282		112,573	1,495,837	1,709,230	484,210
Operating Expenses, Total	1,807,323	1,954,926	1,182,845	1,246,817	3,840,336		3,609,328		2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Interest expense	(5,203)	0	0	179	10,031		0		6,212	2,839	3,018	6,391
Other income				(323)
Change in fair value of warrant derivative liability	(2,130,106)	(870,913)	(3,496,070)	6,387,473	(1,739,047)		(4,413,819)	$ (7,419,643)	0	(7,742,555)	(484,124)	6,387,473
Total other expense (income)				6,387,329
Net loss for the period		(1,004,092)		(7,634,146)	(1,593,226)	$ 208,645	827,503	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment for the period		0		24,799				$ 0	(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	$ 729,546	(1,004,092)	$ 2,318,758	$ (7,609,347)	(1,593,226)		827,503		(2,489,137)	1,036,148	(5,569,107)	(10,098,484)
Loss per share - basic and diluted				$ (0.14)
Weighted Average Number of Shares Outstanding, Basic and Diluted				52,726,746
Cash flow Data:
Net cash used in operating activities		(1,038,390)		$ (825,483)	(3,964,234)		(2,484,857)		(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Net cash used in investing activities		(196,935)		(38,820)	(6,848)		(334,033)		(109,316)	(547,924)	(380,195)	(148,136)
Net cash provided by financing activities		0		6,788,988	266,635		4,552,409		1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes		0		(9,510)					(33,433)	0	36,334	(42,943)
Net increase in cash and cash equivalents for the period		$ (1,235,325)		$ 5,915,175	$ (3,704,447)		$ 1,733,519		$ 206,451	$ (743,351)	$ 6,407,149	$ 6,121,626